Fair value measurement - Fair values (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Financial liabilities carried at fair value
Fair value measurement
Financial liabilities	₨ 1,914,604	₨ 1,340,331
Financial liabilities, at fair value	1,914,604	1,340,331
Financial liabilities carried at fair value | Warrants
Fair value measurement
Financial liabilities	1,914,604	1,337,418
Financial liabilities, at fair value	1,914,604	1,337,418
Financial liabilities carried at fair value | Contingent dividend
Fair value measurement
Financial liabilities		2,913
Financial liabilities, at fair value		2,913
Financial liabilities carried at fair value | Liability for acquisition of business
Fair value measurement
Financial liabilities	904,727
Financial liabilities, at fair value	904,727
Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities	6,446,129	3,439,399
Financial liabilities, at fair value	6,446,129	3,439,399
Financial liabilities carried at amortized cost | Trade and other payables
Fair value measurement
Financial liabilities	5,049,630	3,148,544
Financial liabilities, at fair value	5,049,630	3,148,544
Financial liabilities carried at amortized cost | Borrowings
Fair value measurement
Financial liabilities	859,476	44,877
Financial liabilities, at fair value	859,476	44,877
Financial liabilities carried at amortized cost | Other liabilities
Fair value measurement
Financial liabilities	537,023	245,978
Financial liabilities, at fair value	537,023	245,978
Financial assets carried at amortized cost
Fair value measurement
Financial assets	7,604,041	6,650,921
Financial assets, at fair value	7,604,041	6,650,921
Financial assets carried at amortized cost | Trade and other receivables
Fair value measurement
Financial assets	4,008,871	1,970,375
Financial assets, at fair value	4,008,871	1,970,375
Financial assets carried at amortized cost | Cash and cash equivalents
Fair value measurement
Financial assets	3,065,072	1,532,629
Financial assets, at fair value	3,065,072	1,532,629
Financial assets carried at amortized cost | Term deposits
Fair value measurement
Financial assets	412,144	3,027,861
Financial assets, at fair value	412,144	3,027,861
Financial assets carried at amortized cost | Other financial assets
Fair value measurement
Financial assets	117,954	120,057
Financial assets, at fair value	₨ 117,954	₨ 120,057